Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Minimum Amount Of Imported Currency For Annual Contribution	$ 50
Argentinean Income Tax Rate	35.00%
Argentean tax on corporate assets	1.00%
Average tax rates on gross revenues for Argentinean subsidiaries	4.72%	4.20%
Income Tax Rate Brazil	34.00%
Income Tax Rate Paraguay	10.00%
Open tax years	Kleimar's open tax years are 2006 and onwards. Argentinean companies have open tax years ranging from 2006 and onwards and Paraguayan and Brazilian companies have open tax years ranging from 2007 and onwards.